UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:   03/31/08
                                                       ---------
Check here if Amendment [ ];
     This Amendment (Check only one):     [ ] is a restatement.
                                          [ ] adds new holding entries.
Institutional Investment Manager Filing this Report:
Name:     Independence Trust Company
Address:  P.O. Box 682188
          Franklin, TN 37068-2188

Form 13F File Number:     28-
                             ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Marcia E. Williams
Title:    President and CEO
Phone:    (615) 591-0044

Signature, Place, and Date of Signing:

   /s/ Marcia E. Williams        Franklin, TN      04/22/08
---------------------------     -------------     ---------
       [Signature]              [City, State]      [Date]

Report Type:  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number    Name
28-
   ----------------     --------------------------------------------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE
Report  Summary:
Number  of  Other  Included  Managers:                0
                                                 ------
Form  13F  Information  Table  Entry  Total          79
                                                 ------
Form  13F  Information  Table  Value  Total:     $47646
                                                 ------
                                      (thousands)

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form  13F  File  Number     Name
               28-
----------        ----------------         -------------------------------------
               [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AGCO CORP                                       001084102      440    7340 SH       SOLE               7340      0    0
AT&T INC                                        00206R102      682   17803 SH       SOLE              17803      0    0
AFFILIATED MANAGERS GROUP                       008252108      285    3140 SH       SOLE               3140      0    0
ALLIANCE RESOURCE LP                            01877R108      243    6950 SH       SOLE               6950      0    0
ANHEUSER BUSCH COMPANIES INC                    035229103      510   10746 SH       SOLE              10746      0    0
ARCH CHEMICALS INC                              03937R102      454   12190 SH       SOLE              12190      0    0
BP PLC ADR                                      055622104      451    7443 SH       SOLE               7443      0    0
BANK OF AMERICA CORP                            060505104      466   12301 SH       SOLE              12301      0    0
BOEING CO                                       097023105      206    2765 SH       SOLE               2765      0    0
CARAUSTAR INDUSTRIES INC.                       140909102       60   44585 SH       SOLE              44585      0    0
CASCADE CORP                                    147195101      522   10580 SH       SOLE              10580      0    0
CISCO SYSTEMS INC                               17275R102      201    8360 SH       SOLE               8360      0    0
COCA COLA CO                                    191216100      703   11553 SH       SOLE              11553      0    0
COLGATE PALMOLIVE COMPANY                       194162103      454    5833 SH       SOLE               5833      0    0
COLONIAL BANCGROUP INC                          195493309      294   30485 SH       SOLE              30485      0    0
COLUMBIA SPORTSWEAR                             198516106      434    9860 SH       SOLE               9860      0    0
COMPASS MINERALS                                20451N101      238    4040 SH       SOLE               4040      0    0
DARLING INTERNATIONAL INC                       237266101      339   26180 SH       SOLE              26180      0    0
DIAGEO PLC SPON ADR NEW                         25243Q205      256    3150 SH       SOLE               3150      0    0
DUKE ENERGY CORP                                26441C105      590   33070 SH       SOLE              33070      0    0
ENBRIDGE ENERGY PART LP                         29250R106      216    4550 SH       SOLE               4550      0    0
ENERGY TRANSFER PARTNERS LP                     29273R109      235    5150 SH       SOLE               5150      0    0
ENTERPRISE PRODUCT PARTNERS LP                  293792107      577   19430 SH       SOLE              19430      0    0
EXXON MOBIL CORP                                30231G102     1056   12488 SH       SOLE              12488      0    0
FELCOR LODGING PFD CONV SER A                   31430F200      212   10800 SH       SOLE              10800      0    0
GENERAL ELECTRIC CO                             369604103     1147   31007 SH       SOLE              31007      0    0
GILEAD SCIENCES INC                             375558103      282    5482 SH       SOLE               5482      0    0
GRAY TELEVISION INC                             389375106      269   47355 SH       SOLE              47355      0    0
HONEYWELL INTL INC                              438516106      509    9029 SH       SOLE               9029      0    0
INTEL CORPORATION                               458140100      640   30235 SH       SOLE              30235      0    0
INTERNATIONAL BUSINESS                          459200101      550    4781 SH       SOLE               4781      0    0
MACHINES
ISHARES LEHMAN ADD BOND FD                      464287226      565    5500 SH       SOLE               5500      0    0
ISHARES MSCI EMERGING MARKET                    464287234      359    2670 SH       SOLE               2590      0   80
INDEX
ISHARES NORTH AMERICAN NATURAL                  464287374      797    6240 SH       SOLE               6240      0    0
RESOURCES FD
MSCI EAFE INDEX FUND-ISHARES                    464287465     1093   15195 SH       SOLE              15195      0    0
ISHARES TR S&P MIDCAP 400                       464287507      665    8550 SH       SOLE               8550      0    0
ISHARES RUSSEL 2000 SMALL CAP                   464287655      526    7700 SH       SOLE               7700      0    0
ISHARES RUSSELL 3000 VALUE                      464287663      310    3273 SH       SOLE               3273      0    0
J ALEXANDER CORP                                466096104     1798  217168 SH       SOLE                  0 217168    0
JP MORGAN CHASE & CO                            46625H100      673   15664 SH       SOLE              15664      0    0
JAMES RIVER COAL COMPANY                        470355207      284   16190 SH       SOLE              16190      0    0
JOHNSON & JOHNSON                               478160104      776   11958 SH       SOLE              11958      0    0
KINDER MORGAN MANAGEMENT LLC                    49455U100      356    6990 SH       SOLE               6990      0    0
PHILIPS ELECTRONICS-NY                          500472303      210    5480 SH       SOLE               5480      0    0
KOPPERS HOLDING INC                             50060P106      278    6285 SH       SOLE               6285      0    0
MAGELLAN MIDSTREAM PARTNERS                     559080106      270    6660 SH       SOLE               6660      0    0
MCDONALDS CORP                                  580135101      203    3644 SH       SOLE               3644      0    0
MICROSOFT CORPORATION                           594918104      496   17489 SH       SOLE              17489      0    0
NEWFIELD EXPLORATION                            651290108      227    4290 SH       SOLE               4290      0    0
NEWPORT CORP                                    651824104      390   34950 SH       SOLE              34950      0    0
NUSTAR ENERGY LP                                67058H102      201    4155 SH       SOLE               4155      0    0
OGE ENERGY CORP                                 670837103      410   13165 SH       SOLE              13165      0    0
PEABODY ENERGY CORP                             704549104      218    4265 SH       SOLE               4265      0    0
PEPSICO INC                                     713448108      383    5310 SH       SOLE               5310      0    0
PETROLEO BRASILEIRO ADR                         71654V408      281    2755 SH       SOLE               2755      0    0
PETROQUEST ENERGY INC                           716748108      250   17455 SH       SOLE              17455      0    0
PFIZER INC                                      717081103      545   26021 SH       SOLE              26021      0    0
PLAINS ALL AMER PIPELINE LP                     726503105      278    5839 SH       SOLE               5839      0    0
PLUM CREEK TIMBER CO REIT                       729251108      253    6210 SH       SOLE               6210      0    0
POLARIS INDUSTRIES                              731068102      475   11595 SH       SOLE              11595      0    0
PRAXAIR INC                                     74005P104      208    2470 SH       SOLE               2470      0    0
PROCTOR & GAMBLE CO                             742718109      299    4270 SH       SOLE               4270      0    0
PUBLIC STORAGE INC COM SER A                    74460D729      357   14200 SH       SOLE              14200      0    0
REGIONS FINANCIAL CORP                          7591EP100      566   28672 SH       SOLE              28672      0    0
S&P 500 DEPOSITORY RECEIPTS                     78462F103     2014   15260 SH       SOLE              15260      0    0
SCHLUMBERGER LIMITED                            806857108      324    3719 SH       SOLE               3719      0    0
SHERWIN WILLIAMS CO                             824348106      318    6238 SH       SOLE               6238      0    0
SILICONWARE PRECISION ADR                       827084864      139   16540 SH       SOLE              16540      0    0
SMITHFIELD FOODS INC                            832248108      437   16985 SH       SOLE              16985      0    0
SYSCO CORP                                      871829107      675   23245 SH       SOLE              23245      0    0
TEPPCO PARTNERS LP                              872384102      250    7245 SH       SOLE               7245      0    0
TAIWAN SEMICONDUCTOR ADR                        874039100      108   10535 SH       SOLE              10535      0    0
TORTOISE ENERGY INFRASTRUCTURE                  89147L100     5272  175723 SH       SOLE             175723      0    0
TORTOISE ENERGY CAPITAL CORP                    89147U100     5887  232981 SH       SOLE             232981      0    0
TRACTOR SUPPLY COMPANY                          892356106      476   12050 SH       SOLE              12050      0    0
TRINITY INDUSTRIES                              896522109      362   13593 SH       SOLE              13593      0    0
US BANCORP                                      902973304      395   12203 SH       SOLE              12203      0    0
URS CORP                                        903236107      430   13150 SH       SOLE              13150      0    0
USEC INC                                        90333E108      184   49730 SH       SOLE              49730      0    0
UNILEVER NV NY SHARE                            904784709      228    6750 SH       SOLE               6750      0    0
VANGUARD REIT VIPERS ETF                        922908553      651   10440 SH       SOLE              10440      0    0
WASHINGTON FEDERAL INC                          938824109      479   20953 SH       SOLE              20953      0    0
WELLS FARGO & CO                                949746101      496   17040 SH       SOLE              17040      0    0